Pledged assets	12 Months Ended
Dec. 31, 2018
Pledged assets [Abstract]
Pledged assets
24.	Pledged assets

(a)	Assets pledged as collateral as of December 31, 2017 and 2018 are as follows:

	2017		2018
Loans
Loans	~~W~~	99,158	—
Loans at amortized cost		—	129,210
Securities
Securities at FVTPL		—	11,533,107
Securities at FVOCI		—	1,372,746
Securities at amortized cost		—	10,670,253
Trading assets		12,660,710	—
Financial assets designated at fair value through profit or loss		587,380	—
Available-for-sale financial assets		1,968,870	—
Held-to-maturity financial assets		10,508,112	—

		25,725,072	23,576,106

Deposits
Deposits		1,501,661	—
Deposits at amortized cost		—	1,481,085
Real estate		157,485	154,490

	~~W~~	27,483,376	25,340,891

The carrying amounts of asset pledged that the pledgees have the right to sell or repledge regardless of the Group’s default as of December 31, 2017 and 2018 are ~~W~~9,688,816 million and ~~W~~8,026,332 million, respectively.

(b)	The fair value of collateral held that the Group has the right to sell or repledge regardless of pledger’s default as of December 31, 2017 and 2018 are as follows:

	2017
	Collateral held
	Assets pledged as collateral		Assets received as collateral
Securities	~~W~~	8,779,621	3,749,516

	2018
	Collateral held
	Assets pledged as collateral		Assets received as collateral
Securities	~~W~~	7,342,239	5,190,387